SUPPLEMENTAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Trade receivables and other current assets	$ (2)	$ (66)	$ (122)
Accounts payable and accrued liabilities	(91)	17	(18)
Other assets and liabilities	(62)	(4)	46
Increase (decrease) in working capital	$ (155)	$ (53)	$ (94)